U.S. REAL ESTATE PORTFOLIO
U.S. REAL ESTATE PORTFOLIO
Objective

The U.S. Real Estate Portfolio seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including REITs.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of portfolios of Morgan Stanley Institutional Fund, Inc. (the "Fund") or portfolios of Morgan Stanley Institutional Fund Trust held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H. More information about these and other discounts is available from your financial adviser and in the "Shareholder Information—How To Purchase Class P and Class H Shares" section on page 24 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees U.S. REAL ESTATE PORTFOLIO	CLASS I	CLASS P	Class H	Class L
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	5.25%	4.75%	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses U.S. REAL ESTATE PORTFOLIO	CLASS I	CLASS P	Class H	Class L
Advisory Fee	0.77%	0.77%	0.77%	0.77%
Distribution and/or Shareholder Service (12b-1) Fee	none	0.25%	0.25%	0.75%
Other Expenses	0.21%	0.21%	0.21%	0.21%
Total Annual Portfolio Operating Expenses	0.98%	1.23%	1.23%	1.73%

Example

The example below is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio, your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example U.S. REAL ESTATE PORTFOLIO (USD $)	1 Year	3 Years	5 Years	10 Years
CLASS I	100	312	542	1,201
CLASS P	644	895	1,165	1,935
Class H	594	847	1,119	1,893
Class L	176	545	939	2,041

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Total Annual Portfolio Operating Expenses or in the Example, affect Portfolio performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, at least 80% of the Portfolio's assets will be invested in equity securities of companies in the U.S. real estate industry. This policy may be changed without shareholder approval; however, you would be notified in writing of any changes. The equity securities in which the Portfolio may invest include common stock, preferred stock, convertible securities, depositary receipts and rights and warrants.

The Portfolio's "Adviser," Morgan Stanley Investment Management Inc., seeks a combination of above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Portfolio focuses on REITs as well as real estate operating companies ("REOCs") that invest in a variety of property types and regions.

The Adviser actively manages the Portfolio using a combination of top-down and bottom-up methodologies. The Adviser's proprietary models drive the bottom-up value-driven approach for stock selection. The top-down portion seeks diversified exposure to all major asset classes with an overweighting to property markets that offer the best relative valuation. The bottom-up research process strongly influences the Adviser's perspective on which property markets it believes provide better relative value and growth prospects and, consequently, affects its decision to overweight or underweight a given property market. The Adviser generally considers selling a portfolio holding if the holding's share price shifts to the point where the position no longer represents an attractive relative value opportunity versus the underlying value of its assets or versus other securities in the investment universe.

Principal Risks

There is no assurance that the Portfolio will achieve its investment objective and you can lose money investing in this Portfolio. The principal risks of investing in the Portfolio include:

•  Equity Securities. In general, prices of equity securities are more volatile than those of fixed income securities. The prices of equity securities fluctuate, and sometimes widely fluctuate, in response to activities specific to the issuer of the security as well as factors unrelated to the fundamental condition of the issuer, including general market, economic and political conditions. To the extent that the Portfolio invests in convertible securities, and the convertible security's investment value is greater than its conversion value, its price will be likely to increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

•  REITs and REOCs. Investing in REITs and REOCs exposes investors to the risks of owning real estate directly, as well as to risks that relate specifically to the way in which REITs and REOCs are organized and operated. Operating REITs requires specialized management skills and the Portfolio indirectly bears management expenses along with the direct expenses of the Portfolio. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Portfolio.

•  Non-Diversification. Because the Portfolio is non-diversified, it may be more susceptible to an adverse event affecting a portfolio investment than a diversified portfolio and a decline in the value of that instrument would cause the Portfolio's overall value to decline to a greater degree.

Shares of the Portfolio are not bank deposits and are not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's Class I shares' performance from year-to-year and by showing how the Portfolio's average annual returns for the past one, five and 10 year periods compare with those of a broad measure of market performance and a comparative sector index, as well as an average that represents a group of similar mutual funds, over time. The performance of the other Classes, which is included in the table below, will differ because the Classes have different ongoing fees. The Portfolio's returns in the table include the maximum applicable sales charge for Class P and Class H and assume you sold your shares at the end of each period (unless otherwise noted). The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available online at www.morganstanley.com/im.

Annual Total Returns-Calendar Years

High Quarter	9/30/09	30.72%
Low Quarter	12/31/08	–37.93%

Average Annual Total Returns (for the calendar periods ended December 31, 2012)
Average Annual Returns U.S. REAL ESTATE PORTFOLIO		Average Annual Returns, Past One Year	Average Annual Returns, Past Five Years	Average Annual Returns, Past Ten Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I		16.26%	5.06%	12.66%	12.89%	Feb. 24, 1995
CLASS P	[1]	9.96%	3.65%	11.76%	11.60%	Jan. 02, 1996
Class H		10.53%			10.40%	Nov. 11, 2011
Class L		15.44%			14.63%	Nov. 11, 2011
After Taxes on Distributions CLASS I		15.51%	3.89%	9.20%	9.38%
After Taxes on Distributions and Sale of Portfolio Shares CLASS I		10.97%	3.62%	9.10%	9.26%
FTSE NAREIT Equity REITs Index Class I Comparison (reflects no deduction for fees, expenses or taxes)	[2]	18.06%	5.45%	11.63%	11.16%	Feb. 24, 1995
S&P 500® Index Class I Comparison (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	1.66%	7.10%	8.20%	Feb. 24, 1995
Lipper Real Estate Funds Average Class I Comparison (reflects no deduction for taxes)	[4]	17.74%	4.96%	10.78%	11.21%	Feb. 24, 1995
FTSE NAREIT Equity REITs Index Class P Comparison (reflects no deduction for fees, expenses or taxes)	[2]	18.06%	5.45%	11.63%	10.84%	Jan. 02, 1996
S&P 500® Index Class P Comparison (reflects no deduction for fees, expenses or taxes)	[3]	16.00%	1.66%	7.10%	6.96%	Jan. 02, 1996
Lipper Real Estate Funds Average Class P Comparison (reflects no deduction for taxes)	[4]	17.74%	4.96%	10.78%	10.70%	Jan. 02, 1996
FTSE NAREIT Equity REITs Index Class L Comparison (reflects no deduction for fees, expenses or taxes)	[2]	18.06%			18.01%	Nov. 11, 2011
S&P 500® Index Class L Comparison (reflects no deduction for fees, expenses or taxes)	[3]	16.00%			13.79%	Nov. 11, 2011
Lipper Real Estate Funds Average Class L Comparison (reflects no deduction for taxes)	[4]	17.74%			17.49%	Nov. 11, 2011
[1]	The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.
[2]	The FTSE NAREIT (National Association of Real Estate Investment Trusts) Equity REITs Index is a free float-adjusted market capitalization weighted index of tax-qualified REITs listed on the New York Stock Exchange, NYSE Amex and the NASDAQ National Market Systems. It is not possible to invest directly in an index.
[3]	The Standard & Poor's 500 Index (S&P 500 Index) measures the performance of the large cap segment of the U.S. equities market, covering approximately 75% of the U.S. equities market. The Index includes 500 leading companies in leading industries of the U.S. economy. It is not possible to invest directly in an index.
[4]	The Lipper Real Estate Funds Average tracks the performance of all funds in the Lipper Real Estate Funds classification.

The after-tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates during the period shown and do not reflect the impact of state and local taxes. After-tax returns for the Portfolio's other Classes will vary from Class I shares' returns. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns may be higher than before-tax returns due to an assumed benefit from capital losses that would have been realized had Portfolio shares been sold at the end of the relevant periods, as applicable.